EXPLORATION AND EVALUATION ASSETS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Exploration and evaluation assets
Exploration and evaluation assets at beginning of the year	$ 8,525,481	$ 999,234
Additions
Acquisition costs	394,834	7,444,306
Claim staking and license renewal costs	16,294	111,130
Disposal of exploration and evaluation assets		(585)
Impairment of exploration and evaluation assets		(28,604)
Exploration and evaluation assets at end of the year	8,936,609	8,525,481
Cumulative exploration expense	71,420,546	42,271,457
Cumulative exploration expense at beginning of the year	53,849,804	11,578,347
Assays	9,987,468	5,664,515
Drilling	36,919,743	19,380,369
Environmental studies	537,234	395,015
Geochemistry	48,116
Geophysics	2,071,926	3,632,473
Imagery and mapping	95,893	104,665
Metallurgy	65,644
Office and general	676,880	514,553
Property taxes, mining leases and rent	106,955	59,997
Petrography	9,372	7,996
Reclamation	2,464,985	336,515
Salaries and consulting	11,365,711	6,569,291
Supplies and equipment	5,311,357	3,957,009
Technical reports	468,006	877,020
Travel and accommodations	1,351,256	762,014
Trenching		87,575
Exploration cost recovery	(60,000)	(77,550)
Cumulative exploration expense	71,420,546	42,271,457
Cumulative exploration expense at end of the year	125,270,350	53,849,804
Queensway [Member]
Exploration and evaluation assets
Exploration and evaluation assets at beginning of the year	8,236,181	685,930
Additions
Acquisition costs	364,738	7,444,306
Claim staking and license renewal costs	15,774	106,530
Disposal of exploration and evaluation assets		(585)
Exploration and evaluation assets at end of the year	8,616,693	8,236,181
Cumulative exploration expense at beginning of the year	51,439,957	10,245,545
Assays	9,741,609	5,611,068
Drilling	36,118,624	19,102,621
Environmental studies	537,234	395,015
Geochemistry	48,116
Geophysics	1,894,010	3,257,813
Imagery and mapping	95,893	104,665
Metallurgy	65,644
Office and general	672,019	512,922
Property taxes, mining leases and rent	103,750	59,997
Petrography	9,372
Reclamation	2,464,985	335,783
Salaries and consulting	11,166,116	6,391,133
Supplies and equipment	5,204,988	3,893,748
Technical reports	458,439	854,541
Travel and accommodations	1,341,562	742,796
Trenching		9,860
Exploration cost recovery	(60,000)	(77,550)
Cumulative exploration expense	69,862,361	41,194,412
Cumulative exploration expense at end of the year	121,302,318	51,439,957
Other [Member]
Exploration and evaluation assets
Exploration and evaluation assets at beginning of the year	17,700	13,100
Additions
Acquisition costs	30,096
Claim staking and license renewal costs	120	4,600
Exploration and evaluation assets at end of the year	47,916	17,700
Cumulative exploration expense at beginning of the year	59,646	45,851
Assays	12,545
Drilling	352,056
Office and general	50
Salaries and consulting	43,866	12,295
Supplies and equipment	71,187	923
Travel and accommodations	648	577
Cumulative exploration expense	480,352	13,795
Cumulative exploration expense at end of the year	539,998	59,646
Ontario [Member]
Exploration and evaluation assets
Exploration and evaluation assets at beginning of the year	271,600	300,204
Additions
Claim staking and license renewal costs	400
Impairment of exploration and evaluation assets		(28,604)
Exploration and evaluation assets at end of the year	272,000	271,600
Cumulative exploration expense at beginning of the year	2,350,201	1,286,951
Assays	233,314	53,447
Drilling	449,063	277,748
Geophysics	177,916	374,660
Office and general	4,811	1,631
Property taxes, mining leases and rent	3,205
Petrography		7,996
Reclamation		732
Salaries and consulting	155,729	165,863
Supplies and equipment	35,182	62,338
Technical reports	9,567	22,479
Travel and accommodations	9,046	18,641
Trenching		77,715
Cumulative exploration expense	1,077,833	1,063,250
Cumulative exploration expense at end of the year	$ 3,428,034	$ 2,350,201